Cover	Oct. 16, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001699031
Document Type	8-K
Document Period End Date	Oct. 16, 2025
Entity Registrant Name	GRAIL, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42045
Entity Tax Identification Number	86-3673636
Entity Address, Address Line One	1525 O’Brien Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	833
Local Phone Number	694-2553
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GRAL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true